Subsequent Events (Details Narrative) - Image P2P Trading Group Limited [Member] - Subsequent Event [Member]	Sep. 13, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)
Bridge loan		$ 767,208
Number of ordinary shares issued | shares	44,945
Proceeds from issuance of ordinary shares	$ 44,945
Shares issued price per share | $ / shares	$ 1
RMB [Member]
Bridge loan | ¥			¥ 5,000,000